Benefit Plans (Pension and Postretirement Benefit Plans' Obligations and Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Noncurrent liabilities	$ (93.9)	$ (79.9)
Postretirement [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Funded (Unfunded) Status of Plan	9.0	9.6
Pension [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1	421.5	386.5
Service cost	3.7	3.7	$ 6.1
Interest cost	11.8	14.9	13.8
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	52.7	42.1
Benefit obligation at December 31	449.5	421.5	386.5
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at January 1	352.0	312.9
Actual return / (loss) on plan assets	45.6	57.0
Contributions to plan assets	7.7	7.8
Fair value of plan assets at December 31	365.1	352.0	$ 312.9
Defined Benefit Plan, Funded (Unfunded) Status of Plan	(84.4)	(69.5)
Current liabilities	(0.2)	(0.2)
Noncurrent liabilities	(84.2)	(69.3)
Net asset / (liability) at December 31	(84.4)	(69.5)
Prior service cost	6.9	7.9
Net actuarial loss	124.0	104.3
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax	130.9	112.2
Defined Benefit Plan, Plan Assets, Benefits Paid	40.2	25.7
Defined Benefit Plan, Benefit Obligation, Benefits Paid	40.2	25.7
Regulatory Asset [Member] | Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax	92.7	83.7
Accumulated Other Comprehensive Income/(Loss) [Member] | Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax	$ 38.2	$ 28.5